Freestanding Derivative Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Offsetting [Abstract]
Derivative Asset	$ 1.9	$ 2.3
Derivative liabilities	8.7	4.1
Net settlement liability subject to master repurchase arrangements	$ 5.5	$ 0.1	$ 0